S-K 1604(c) De-SPAC Dilution $ / shares in Units, shares in Thousands, $ in Thousands	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (0.38)
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	7.9
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(2.48)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 7.52
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (13,197)
De-SPAC, Net Tangible Book Value, Proceeds from Offering	96,250
De-SPAC, Net Tangible Book Value, Adjusted	$ 350,955
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	34,500,000
De-SPAC, Number of Shares Used, Offering | shares	9,927,184
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	44,427,184
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 284,280
No Redemption [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (16,378)
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (0.38)
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	4.51
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(5.87)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 4.13
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (13,197)
De-SPAC, Net Tangible Book Value, Proceeds from Offering	96,250
De-SPAC, Net Tangible Book Value, Adjusted	$ 75,925
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	34,500,000
De-SPAC, Number of Shares Used, Offering | shares	9,927,184
De-SPAC, Number of Shares Used, Adjustment | shares	(27,600,000)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	16,827,184
Redemption at 100 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (7,128)
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (0.38)
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	7.51
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(2.87)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 7.13
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (13,197)
De-SPAC, Net Tangible Book Value, Proceeds from Offering	96,250
De-SPAC, Net Tangible Book Value, Adjusted	$ 281,739
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	34,500,000
De-SPAC, Number of Shares Used, Offering | shares	9,927,184
De-SPAC, Number of Shares Used, Adjustment | shares	(6,900,000)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	37,527,184
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 213,210
Redemption at 25 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (14,524)
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (0.38)
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	6.95
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(3.43)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 6.57
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (13,197)
De-SPAC, Net Tangible Book Value, Proceeds from Offering	96,250
De-SPAC, Net Tangible Book Value, Adjusted	$ 212,801
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	34,500,000
De-SPAC, Number of Shares Used, Offering | shares	9,927,184
De-SPAC, Number of Shares Used, Adjustment | shares	(13,800,000)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	30,627,184
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 142,140
Redemption at 50 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (12,392)
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (0.38)
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	6.06
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(4.32)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.68
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (13,197)
De-SPAC, Net Tangible Book Value, Proceeds from Offering	96,250
De-SPAC, Net Tangible Book Value, Adjusted	$ 143,863
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	34,500,000
De-SPAC, Number of Shares Used, Offering | shares	9,927,184
De-SPAC, Number of Shares Used, Adjustment | shares	(20,700,000)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	23,727,184
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 71,070
Redemption at 75 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (10,260)